TOUCHSTONE VARIABLE SERIES TRUST

- Touchstone Small Cap Value

- Touchstone Emerging Growth

- Touchstone International Equity

- Touchstone Income Opportunity

- Touchstone High Yield

- Touchstone Value Plus

- Touchstone Growth & Income

- Touchstone Enhanced 30

- Touchstone Balanced

- Touchstone Bond

- Touchstone Standby Income


Semi-Annual Report
June 30, 2000


TOUCHSTONE
----------------------------------
                              GOLD
                          VARIABLE
                           ANNUITY


THIS IS ONE PART OF A TWO PART REPORT.

TOUCHSTONE VARIABLE SERIES TRUST

-      Touchstone Small Cap Value

-      Touchstone Emerging Growth

-      Touchstone International Equity

-      Touchstone Income Opportunity

-      Touchstone High Yield

-      Touchstone Value Plus

-      Touchstone Growth & Income

-      Touchstone Enhanced 30

-      Touchstone Balanced

-      Touchstone Bond

-      Touchstone Standby Income


Semi-Annual Report
     June 30, 2000


TOUCHSTONE
---------------------------------------
                                 SELECT
                               VARIABLE
                                ANNUITY


THIS IS ONE PART OF A TWO PART REPORT.

This is one part of a two-part semi-annual report. This part contains the financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Small Cap Value*, Touchstone Emerging Growth, Touchstone International Equity, Touchstone Income Opportunity**, Touchstone High Yield*, Touchstone Value Plus, Touchstone Growth & Income, Touchstone Enhanced 30*, Touchstone Balanced, Touchstone Bond, and Touchstone Standby Income. The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Growth*, AIM V.I. Government Securities*, Alger American Small Capitalization*, Alger American Growth*, Deutsche VIT Equity 500 Index*, MFS VIT Emerging Growth*, MFS VIT Growth with Income*, and PIMCO Long-Term U.S. Government Bond*. Please call Touchstone at 800.669.2796 (press 2) for additional information.

Separate Account I of Western-Southern Life Assurance Company holds assets allocated to its sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Touchstone Variable Annuities are distributed by Touchstone Securities, Inc.*** and underwritten by the Western-Southern Life Assurance Company, Cincinnati, Ohio. For more information about any Touchstone annuity or investment option, including charges and expenses, call Touchstone for a free prospectus. Read it carefully before you invest.

   * These investment options may not be available in your state at this time. ** Touchstone Income Opportunity is closed to new investments other than investments through an automatic investment program or automatic asset allocation program established before May 1, 2000.
*** A registered broker-dealer and member of the NASD and SIPC.

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Fellow Touchstone Contract Owner:

Thank you for owning a Touchstone variable annuity. We are pleased to provide you with this update of the investment activity and performance of the Touchstone Variable Series Trust for the six months ended June 30, 2000.

LOOKING BACK

After finishing 1999 in record territory, most major U.S. stock market indices surrendered ground in the first half of 2000 in the face of concern over inflation pressures and higher interest rates. Internationally, stock market results were mixed, with major indices declining overall. Fixed-income markets meanwhile rallied on signs of economic moderation. Movements in the various financial markets came as the Federal Reserve continued to tighten financial market conditions by hiking the Federal Funds interest rate 100 basis points.

THE VALUE OF PROFESSIONAL MANAGEMENT

As noted above, the year so far has been a challenging one for investors. The investment outlook has been difficult to ascertain amid sometimes conflicting indicators of economic growth and market conditions. That is why we strive to provide outstanding long-term professional investment management through the investment options offered in your Touchstone variable annuity contract. We carefully select managers whose resources, skills and commitment to excellence we believe to rank among the best in their respective investment disciplines. These professionals bring experience and expertise to bear on your behalf every day. We believe that our exclusive lineup of retail and institutional money managers offers you the best of both worlds. That is a considerable advantage, especially in uncertain investment times.

YOUR NEWEST OPTION

We are proud to offer you a new investment option in your Touchstone variable annuity contract. The Deutsche VIT Equity 500 Index Fund became available for investment effective May 1, 2000. Managed by Bankers Trust Company, the fund seeks to match, as closely as possible (before expenses), the performance of the S&P 500 Index. The fund invests primarily in common stocks of companies that apprise the S&P 500, which emphasizes large U.S. companies. Bankers Trust is a premier index investment manager and this new option offers you the opportunity to share in the growth potential of some of America's premier companies.

LOOKING AHEAD

The Federal Reserve continues to seek to cool the U.S. economy to a sustainable growth level where supply and demand are balanced and inflation thereby held in check. Advancing technology, improved productivity, higher energy prices, tight labor markets and heightened business competition worldwide are just some of the factors at work in the present investment climate. Regardless of what the future holds, companies that can perform on their own merits will most likely be the ones offering the best opportunities. As they assess the forces that drive the financial markets, our managers will remain steadfastly focused on identifying the opportunities and the companies capable of succeeding in any economic environment. Their overriding goal, as well as ours, is to deliver superior long-term performance.

Thank you again for the opportunity to work on your behalf. We appreciate your continued confidence in Touchstone and, as always, pledge every effort to continue to merit your trust.



Sincerely,




/s/ Jill T. McGruder


Jill T. McGruder
President and Chief Executive Officer
Touchstone Family of Funds and Variable Annuities


P.S. Allow me to again call your attention to our enhanced presence on the web at www.touchstonefunds.com. We continue to add improvements to make it more convenient and useful for you. Your comments are valued.

Touchstone Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For a prospectus containing more information, including all fees and expenses, call 800.669.2796. Please read the prospectus carefully before investing or sending money.

*Member NASD/SIPC

Underwriter
-----------
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202


Distributor
-----------
Touchstone Securities, Inc.
311 Pike Street
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions


Investment Advisor & Sponsor
----------------------------
Touchstone Advisors, Inc.
311 Pike Street
Cincinnati, Ohio 45202


Variable Annuity Service Center
-------------------------------
Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)


Custodian
---------
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116-9130


Independent Accountants
-----------------------
Ernst & Young LLP
1300 Chiquita Center
250 East Fifth Street
Cincinnati, Ohio 45202


Legal Counsel
-------------
Frost & Jacobs LLP
2500 PNC Center
201 East Fifth Street
Cincinnati, Ohio 45202

TOUCHSTONE
----------
The Mark of Excellence in Investment Management SM


Retire on Your Terms SM
Variable Annuities

-      AIM V.I. Growth
-      AIM V.I. Government Securities
-      Alger American Small Capitalization
-      Alger American Growth
-      Deutsche VIT Equity 500 Index
-      MFS VIT Emerging Growth
-      MFS VIT Growth with Income
-      PIMCO Long-Term U.S. Government Bond


Semi-Annual Report
June 30, 2000

TOUCHSTONE
    VARIABLE ANNUITIES

THIS IS ONE PART OF A TWO PART REPORT.

This is one part of a two-part semi-annual report. This part contains the financial statements and performance information for the following funds: AIM V.I. Growth*, AIM V.I. Government Securities*, Alger American Small Capitalization*, Alger American Growth*, Deutsche VIT Equity 500 Index*, MFS VIT Emerging Growth*, MFS VIT Growth with Income*, and PIMCO Long-Term U.S. Government Bond*. The other part of the report contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Small Cap Value*, Touchstone Emerging Growth, Touchstone International Equity, Touchstone Income Opportunity**, Touchstone High Yield*, Touchstone Value Plus, Touchstone Growth & Income, Touchstone Enhanced 30*, Touchstone Balanced, Touchstone Bond, and Touchstone Standby Income. Please call Touchstone at 800.669.2796 (press 2) for additional information.

Separate Accounts I and II of Western-Southern Life Assurance Company hold assets allocated to their sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Touchstone Variable Annuities are distributed by Touchstone Securities, Inc.*** and underwritten by the Western-Southern Life Assurance Company, Cincinnati, Ohio. For more information about any Touchstone annuity or investment option, including charges and expenses, call Touchstone for a free prospectus. Read it carefully before you invest.

  * These investment options may not be available in your state at this time. ** Touchstone Income Opportunity is closed to new investments other than investments through an automatic investment program or automatic asset allocation program established before May 1, 2000.
***  A registered broker-dealer and member of the NASD and SIPC.

Underwriter
-----------
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202

Distributor
-----------
Touchstone Securities, Inc.
311 Pike Street
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Investment Advisor & Sponsor
----------------------------
Touchstone Advisors, Inc.
311 Pike Street
Cincinnati, Ohio 45202

Variable Annuity Service Center
-------------------------------
Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)

Custodian
---------
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116-9130

Independent Accountants
-----------------------
Ernst & Young LLP
1300 Chiquita Center
250 East Fifth Street
Cincinnati, Ohio 45202

Legal Counsel
-------------
Frost & Jacobs LLP
2500 PNC Center
201 East Fifth Street
Cincinnati, Ohio 45202



TOUCHSTONE
----------------------------------------------------
THE MARK OF EXCELLENCE IN INVESTMENT MANAGEMENT SM


RETIRE ON YOUR TERMS SM
VARIABLE ANNUITIES

The Semi-Annual Reports of the following investment companies are made a part hereof and incorporated herein.


         Touchstone Variable Series Trust (File No. 811-8416)
            Touchstone Small Cap Value Fund
            Touchstone Emerging Growth Fund
            Touchstone International Equity Fund
            Touchstone Income Opportunity Fund
            Touchstone High Yield Fund
            Touchstone Value Plus Fund
            Touchstone Growth & Income Fund
            Touchstone Enhanced 30 Fund
            Touchstone Balanced Fund
            Touchstone Bond Fund
            Touchstone Standby Income Fund

         AIM Variable Insurance Funds, Inc. (File No. 811-7452)
            AIM V.I. Growth Fund
            AIM V.I. Government Securities Fund

         The Alger American Fund (File No. 811-5550)
            Alger American Growth Portfolio
            Alger American Small Capitalization Portfolio

         Deutsche VIT Funds (File No. 811-7507)
            Deutsche VIT Equity 500 Index

         MFS Variable Insurance Trust (File No. 811-8326)
            MFS Emerging Growth Series
            MFS Growth with Income Series

         PIMCO Variable Insurance Trust (File No. 811-8399)
            Long-Term U.S. Government Bond Portfolio